AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 11, 2018

No. 333-193135

No. 811-22927

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 34	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED COMMODITY FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 10, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 30 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating June 10, 2018, as the new effective date for Post-Effective Amendment No. 8 to the Trust’s Registration Statement, which was filed on November 8, 2016 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 9, 10, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 25, 28 and 29 to the Trust’s Registration Statement filed on January 20, 2017, February 17, 2017, March 17, 2017, April 13, 2017, May 12, 2017, June 9, 2017, July 7, 2017, August 4, 2017, September 1, 2017, September 29, 2017, October 27, 2017, November 22, 2017, December 21, 2017, January 19, 2018, February 16, 2018, March 16, 2018 and April 13, 2018, respectively. This Amendment relates solely to PowerShares Agriculture Commodity Strategy No K-1 Portfolio, PowerShares Base Metals Commodity Strategy No K-1 Portfolio and PowerShares Energy Commodity Strategy No K-1 Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 8 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 26 to the Trust’s Registration Statement, which was filed on February 27, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 11th day of May, 2018.

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	May 11, 2018
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	May 11, 2018
Steven M. Hill

/s/ Anna Paglia	Secretary	May 11, 2018
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	May 11, 2018
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	May 11, 2018
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	May 11, 2018
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	May 11, 2018
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	May 11, 2018
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	May 11, 2018
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	May 11, 2018
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	May 11, 2018
Donald H. Wilson

*By: /s/ Anna Paglia		May 11, 2018
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs on behalf of the powers of attorney filed with Pre-Effective Amendment No. 3 to the Trust’s Registration Statement and incorporated herein by reference herein.

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